Leases - Sublease Classification (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Lessor, Lease, Description [Line Items]
Total sublease rental income	$ 61	$ 0	$ 126	$ 0
Other expense, net
Lessor, Lease, Description [Line Items]
Total sublease rental income	$ 61	$ 0	$ 126	$ 0